Deferred Share Units (Tables)	3 Months Ended
Feb. 28, 2019
Deferred Share Units [Abstract]
Schedule of share-based compensation, restricted stock units award activity
For the three months ended
	February 28, 2019		February 28, 2018
	$	shares	$	shares
Additional paid in capital	—	—	7,565	8,660
Accrued liability	—	—	—	—